Note 10 - Other Payables and Accrued Expenses (Details) - Other Payables and Accrued Expenses In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other Payables and Accrued Expenses [Abstract]
Business and other tax payable		28,313	26,117
Refundable deposits from employees and agents		12,452	12,714
Professional fees		11,818	12,378
Advances from third parties		22,490	16,014
Payables for addition of office equipment, furniture and fixtures		8,618	38,537
Insurance compensation claim payable to customers		1,487	2,699
Payable for equity transfers of investment in affiliates		15,006
Consideration payable to settle the lawsuit (i)		40,106
Others		7,664	7,665
Total	$ 24,440	147,954	116,124